Share capital - Follow-On Offering (Details) - Follow on Offering SFr in Millions, $ in Millions	Dec. 19, 2023 USD ($) shares	Dec. 19, 2023 CHF (SFr) shares
Share capital
Number of shares issued during the period | shares	14,300,000	14,300,000
Issuance costs		SFr 3.3
Net proceeds from issuance of shares		40.5
Proceeds from issue of ordinary shares	$ 50.1	SFr 43.8